Schedule 1 - Condensed Financial Information of Tata Motors Limited -Statements of Cash Flows (Parenthetical) (Detail) - INR (₨)	12 Months Ended
	Mar. 31, 2018	Mar. 31, 2017	Mar. 31, 2016
Disclosure of condensed financial information of parent company [line items]
Proceeds from issuance of shares		₨ 45,500,000	₨ 74,904,800,000
Top of range [member]
Disclosure of condensed financial information of parent company [line items]
Proceeds from issuance of shares	₨ 50,000
Tata Motors Limited [Member]
Disclosure of condensed financial information of parent company [line items]
Proceeds from issuance of shares	0	₨ 45,500,000	₨ 74,332,200,000
Tata Motors Limited [Member] | Top of range [member]
Disclosure of condensed financial information of parent company [line items]
Proceeds from issuance of shares	₨ 50,000